J.P. MORGAN INCOME FUNDS

JPMorgan Emerging Markets Debt Fund
(a series of JPMorgan Trust I)

Supplement dated August 21, 2009
to the Statement of Additional Information dated July 1, 2009

The following sections are added to the information in the Statement of Additional Information, dated July 1, 2009, under the headings “Portfolio Managers’ Other Accounts Managed” and “Portfolio Managers’ Ownership of Securities” with respect to the JPMorgan Emerging Markets Debt Fund:

Portfolio Managers’ Other Accounts Managed

Non-Performance Based Fee Advisory Accounts (As of August 20, 2009)

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ millions)	Number of Accounts	Total Assets ($ millions)	Number of Accounts	Total Assets ($ millions)
JPMorgan Emerging Markets Debt Fund
Robert Michele	0	$0	1	$5,568	0	$0

Performance Based Fee Advisory Accounts (As of August 20, 2009)

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ millions)	Number of Accounts	Total Assets ($ millions)	Number of Accounts	Total Assets ($ millions)
JPMorgan Emerging Markets Debt Fund
Robert Michele	0	$0	0	$0	0	$0

Portfolio Managers’ Ownership of Securities (As of August 20, 2009)

Aggregate Dollar Range of Securities in the Fund
Fund	None	$1– $10,000	$10,001– $50,000	$50,001– $100,000	$100,001– $500,000	$500,001– $1,000,000	Over $1,000,000
JPMorgan Emerging Markets Debt Fund
Robert Michele	X

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE STATEMENT OF ADDITIONAL INFORMATION
FOR FUTURE REFERENCE

SUP-SAI-EMD-809